Organization and principal activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and principal activities (Details) [Line Items]
Percentage of base transaction price	100.00%
Equity method investees (in Yuan Renminbi)
Deposits (in Yuan Renminbi)
Percentage of all properties	10.00%
Percentage of unsold properties	10.00%
Sales incentive income (in Yuan Renminbi)	¥ 284,957	¥ 245,948	¥ 942,380
Long-Term Loans [Member] | Minimum [Member]
Organization and principal activities (Details) [Line Items]
Annual interest rate	0.20%	0.20%
Long-Term Loans [Member] | Maximum [Member]
Organization and principal activities (Details) [Line Items]
Annual interest rate	0.50%	0.50%
Sales Commitment Arrangements [Member]
Organization and principal activities (Details) [Line Items]
Deposits (in Yuan Renminbi)		¥ 40,085
Sales incentive income (in Yuan Renminbi)	¥ 866
Sales Commitment Arrangements [Member] | Sales Incentive [Member]
Organization and principal activities (Details) [Line Items]
Sales incentive income (in Yuan Renminbi)		4,744
Self-Commitment or Non-Group Collaborative Agreements | Sales Incentive [Member]
Organization and principal activities (Details) [Line Items]
Funds providers (in Yuan Renminbi)		¥ 960